PROVISIONS AND CONTINGENT LIABILITIES - Reconciliation of Company's provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 4,835	$ 6,456
Additional provisions	4,500	2,305
Provisions assumed through business acquisitions	100
Amounts used	(2,789)	(3,768)
Amounts reversed	(52)	(192)
Net foreign exchange differences	58	34
Ending balance	6,652	4,835
Amount presented as current	4,222	1,766
Amount presented as non-current	2,430	3,069
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,524	1,829
Additional provisions	0	0
Provisions assumed through business acquisitions	0
Amounts used	(127)	(311)
Amounts reversed	0	0
Net foreign exchange differences	0	6
Ending balance	1,397	1,524
Amount presented as current	819	84
Amount presented as non-current	578	1,440
Restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,586	1,568
Additional provisions	80	0
Provisions assumed through business acquisitions	0
Amounts used	0	0
Amounts reversed	0	0
Net foreign exchange differences	10	18
Ending balance	1,676	1,586
Amount presented as current	50	50
Amount presented as non-current	1,626	1,536
Termination benefits and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	961	1,861
Additional provisions	4,162	2,274
Provisions assumed through business acquisitions	0
Amounts used	(2,654)	(3,184)
Amounts reversed	(52)	0
Net foreign exchange differences	48	10
Ending balance	2,465	961
Amount presented as current	2,370	868
Amount presented as non-current	95	93
Litigation
Reconciliation of changes in other provisions [abstract]
Beginning balance	764	1,198
Additional provisions	258	31
Provisions assumed through business acquisitions	100
Amounts used	(8)	(273)
Amounts reversed	0	(192)
Net foreign exchange differences	0	0
Ending balance	1,114	764
Amount presented as current	983	764
Amount presented as non-current	$ 131	$ 0